Derivatives Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Cost of revenues	$ 22,587	$ 22,112	$ 20,462
Sales and marketing	3,389	3,111	2,768
General and administrative	1,870	1,498	1,681
Foreign currency derivatives [Member]
Derivative [Line Items]
Cost of revenues	(63)		32
Sales and marketing	(61)	1	60
General and administrative	(24)		32
Total expenses	$ (148)	$ 1	$ 124